Additional Information - Summary of Capitalised Costs Relating to Oil and Gas Production Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalised Costs Relating To Oil Gas Production Activities [Line Items]
Unproved properties	$ 2,988	$ 2,875	$ 4,459
Proved properties	64,736	40,869	37,269
Total costs	67,724	43,744	41,728
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(26,844)	(24,696)	(24,416)
Net capitalised costs	40,880	19,048	17,312
Australia [member]
Capitalised Costs Relating To Oil Gas Production Activities [Line Items]
Unproved properties	1,154	1,172	2,709
Proved properties	49,190	38,352	35,892
Total costs	50,344	39,524	38,601
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(24,353)	(22,738)	(22,305)
Net capitalised costs	25,991	16,786	16,296
International [member]
Capitalised Costs Relating To Oil Gas Production Activities [Line Items]
Unproved properties	1,834	1,703	1,750
Proved properties	15,546	2,517	1,377
Total costs	17,380	4,220	3,127
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(2,491)	(1,958)	(2,111)
Net capitalised costs	$ 14,889	$ 2,262	$ 1,016